Financial instruments and risk management - Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 2 | Carrying Amount | Senior unsecured notes
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 353,587	$ 0
Level 2 | Carrying Amount | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	225,294	197,018
Level 2 | Carrying Amount | Mortgage
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	26,742	27,600
Level 2 | Fair Value | Senior unsecured notes
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	360,062	0
Level 2 | Fair Value | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	224,003	196,240
Level 2 | Fair Value | Mortgage
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	24,194	23,993
Level 1 | Carrying Amount | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	55,000	129,106
Level 1 | Fair Value | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 55,330	$ 168,949